Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
3	Business combinations

i)
On January 1, 2020, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Coral Springs, Florida, for cash consideration of approximately $2.1 million (Coral Springs Acquisition). In accordance with the transaction agreement, $100,000 of this purchase price (Holdback Fund) was withheld as security for indemnity obligations and was released to the seller during June 2020. This asset acquisition was considered a business combination. The Company has made a fair value determination of the acquired assets and assumed liabilities as follows:

$
Assets acquired
Current assets
Prepaid expenses	32,961

Non-current assets
Security deposits	368,601
Property and equipment	412,400
Operating lease right-of-use assets	2,427,618

3,241,580

Liabilities assumed
Non-current liabilities
Operating lease liabilities (right-of-use)	2,427,618

Net assets acquired	813,962
Goodwill	1,274,764

Purchase price	2,088,726

This acquisition was an opportunity for the Company to increase its economies of scale across Florida. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of approximately $4.1 million and income before tax of approximately $0.7 million to the Company’s consolidated results for the twelve months ended December 31, 2020. In our estimation, this acquisition would have contributed revenue of approximately $5.4 million and income before tax of approximately $0.9 million to the Company’s consolidated results for the twelve months ended December 31, 2019.

ii)
On January 1, 2020, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Crystal Lake, Illinois, for cash consideration of approximately $1.2 million (Crystal Lake Acquisition). In accordance with the transaction agreement, $60,000 of this purchase price (Holdback Fund) was withheld as security for indemnity obligations and was released to the seller during June 2020. This asset acquisition was considered a business combination. The Company has made a fair value determination of the acquired assets and assumed liabilities as follows:

$
Assets acquired
Non-current assets
Security deposits	5,799
Property and equipment	820,000
Operating lease right-of-use assets	554,830

1,380,629

Liabilities assumed
Non-current liabilities
Operating lease liabilities (right-of-use)	554,830

Net assets acquired	825,799
Goodwill	400,000

Purchase price	1,225,799

This acquisition was an opportunity for the Company to increase its presence in Illinois. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of approximately $1.0 million and income before tax of approximately $0.2 million to the Company’s consolidated results for the twelve months ended December 31, 2020. In our estimation, this acquisition would have contributed revenue of approximately $1.1 million and income before tax of approximately $0.2 million to the Company’s consolidated results for the twelve months ended December 31, 2019.

iii)
On April 1, 2019, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Davie, Florida, for cash consideration of $450,000 (Davie Acquisition). In accordance with the transaction agreement, $50,000 of this purchase price (Holdback Fund) was withheld as security for indemnity obligations and was released to the seller on October 1, 2019. The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows:

$
Assets acquired
Non-current assets
Property and equipment	170,000
Operating lease right-of-use assets	427,558

597,558

Liabilities assumed
Non-current liabilities
Operating lease liabilities (right-of-use)	427,558

Net assets acquired	170,000
Goodwill	280,000

Purchase price	450,000

This acquisition was an opportunity for the Company to increase its economies of scale across Florida. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of approximately $0.4 million and loss before tax of approximately $41 thousand to the Company’s consolidated results for the twelve months ended December 31, 2019.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2019, this business combination would have contributed approximately $0.5 million in revenue and $54 thousand in loss before tax for the twelve months ended December 31, 2019, and consolidated pro forma revenue and income before tax for the same period would have been approximately $247.6 million and $13.2 million, respectively. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.

iv)
On April 15, 2019, the Company announced that it had, through a subsidiary, entered into purchase agreements to acquire 27 imaging centres (Florida – 21 and Georgia – 6) operated under ADG, The Imaging Centers of West Palm and Elite Radiology of Georgia. All of these centres were managed by ADG’s management team. On May 31, 2019, the Company announced the closing of these acquisitions. Pursuant to the purchase agreements, the Company acquired all of the issued and outstanding equity interests of ADG Acquisition Holdings, Inc., TIC Acquisition Holdings, LLC and SFL Radiology Holdings, LLC (the ADG Acquisitions).

The total purchase price (excluding
earn-out)
for the ADG Acquisitions at closing (including preliminary working capital adjustments and payment for cash acquired) was approximately $216 million, of which $23.4 million was satisfied by the issuance of 6.25 million common shares of the Company at a price of $3.75 per share based on the share price at the close of May 31, 2019. The balance of this purchase price was mostly financed through the Term Loans (note 10). A portion of the purchase price payable in respect of the acquisition of SFL Radiology Holdings, LLC is subject to an earn-out
based on annualized revenues earned in the first two quarters of 2020 less certain costs (note 8). Subsequent to the completion of the acquisition, the cash purchase price was reduced by approximately $0.2 million due to working capital adjustments in accordance with the purchase agreement.
The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows. Intangible assets include covenant not to compete, trade name and license arrangements. A deferred tax liability was assumed as part of the net assets acquired in the ADG Acquisitions.

$
Assets acquired
Current assets
Cash	3,585,672
Accounts receivable	19,418,814
Prepaid expenses	269,012

23,273,498

Non-current assets
Property and equipment	11,508,940
Intangible assets	5,870,000
Operating lease right-of-use assets	16,912,896

34,291,836

57,565,334

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	5,634,661

Non-current liabilities
Deferred tax liability	422,056
Operating lease liabilities (right-of-use)	16,912,896

17,334,952

22,969,613

Net assets acquired	34,595,721
Goodwill	195,937,055

Purchase price (cash and shares)	215,784,755

Purchase price (ADG Acquisition – earn-out (note 8))	14,748,021

These acquisitions were an opportunity for the Company to increase its economies of scale across Florida and enter the Georgia market. The goodwill assessed on acquisition, expected to not be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of these acquisitions have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, these acquisitions contributed revenue of approximately $42.5 million and income before tax of approximately $17.4 million to the Company’s consolidated results for the twelve months ended December 31, 2019.

The Company has estimated the contribution to the Company’s consolidated results from these acquisitions had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2019, this business combination would have contributed approximately $72.6 million in revenue and $29.7 million in income before tax for the twelve months ended December 31, 2019, and consolidated pro forma revenue and income before tax for the same period would have been approximately $277.5 million and $25.5 million, respectively. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.

v)
On May 31, 2019, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Deltona, Florida, for a cash consideration of $648,387 (Deltona Acquisition). The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows:

$
Assets acquired
Non-current assets
Property and equipment	295,000
Operating lease right-of-use assets	154,136

449,136

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	57,880
Non-current liabilities
Operating lease liabilities (right-of-use)	154,136

212,016

Net assets acquired	237,120
Goodwill	411,267

Purchase price	648,387

This acquisition was an opportunity for the Company to increase its economies of scale across Florida. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of approximately $1.9 million and income before tax of approximately $0.6 million to the Company’s consolidated results for the twelve months ended December 31, 2019.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2019, this business combination would have contributed approximately $3.2 million in revenue and $1.0 million in income before tax for the twelve months ended December 31, 2019, and consolidated pro forma revenue and income before tax for the same period would have been approximately $248.8 million and $13.6 million, respectively. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.
vi)
On August 16, 2019, the Company acquired, through a subsidiary, five outpatient diagnostic imaging centres in El Paso, Texas, for cash consideration of $11 million (El Paso Acquisition). The cash purchase price was decreased during 2020 by approximately $16 thousand due to working capital adjustments in accordance with the purchase agreement. The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows. The intangible assets consist of the trade name and covenants not to compete.

	2020	2019
	$	$
Assets acquired
Current assets
Accounts receivable	1,275,726	1,275,726
Prepaid expenses	19,789	19,789

	1,295,515	1,295,515
Non-current assets
Property and equipment	3,922,481	3,922,481
Operating lease right-of-use assets	3,683,989	3,683,989
Intangible assets	720,000	720,000

	9,621,985	9,621,985

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	1,174,040	1,024,631

Non-current liabilities
Operating lease liabilities (right-of-use)	3,683,989	3,683,989

	4,858,029	4,708,620

Net assets acquired	4,763,956	4,913,365
Goodwill	6,220,153	6,086,635

Purchase price	10,984,109	11,000,000

This acquisition was an opportunity for the Company to increase its economies of scale in Texas. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of approximately $5.3 million and income before tax of approximately $1.1 million to the Company’s consolidated results for the twelve months ended December 31, 2019.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2019, this business combination would have contributed approximately $14.0 million in revenue and $3.0 million in income before tax for the twelve months ended December 31, 2019, and consolidated pro forma revenue and income before tax for the same period would have been approximately $256.1 million and $15.0 million, respectively. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.
vii)
On October 4, 2019, the Company acquired, through a subsidiary, three outpatient diagnostic imaging centres in West Palm Beach, Florida, for cash consideration of approximately $18 million (West Palm Beach Acquisition). The cash purchase price was decreased during 2020 by approximately $0.1 million due to working capital adjustments in accordance with the purchase agreement. The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows. The intangible assets consist of the trade name and covenants not to compete.

	2020	2019
	$	$
Assets acquired
Current assets
Accounts receivable	2,085,491	2,085,491
Prepaid expenses	90,454	90,454

	2,175,945	2,175,945
Non-current assets
Security deposits	9,000	9,000
Property and equipment	2,432,234	2,432,234
Operating lease right-of-use assets	13,625,521	13,625,521
Intangible assets	1,080,000	1,080,000

	19,322,700	19,322,700

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	1,404,268	1,311,471

Non-current liabilities
Finance leases	587,434	587,434
Operating lease liabilities (right-of-use)	13,625,521	13,625,521

	15,617,223	15,524,426

Net assets acquired	3,705,477	3,798,274
Goodwill	14,064,109	14,071,312

Purchase price	17,769,586	17,869,586

This acquisition was an opportunity for the Company to increase its economies of scale in Florida. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, and potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of approximately $4.8 million and income before tax of approximately $0.4 million to the Company’s consolidated results for the twelve months ended December 31, 2019.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2019, this business combination would have contributed approximately $19.8 million in revenue and $1.6 million in income before tax for the twelve months ended December 31, 2019, and consolidated pro forma revenue and income before tax for the same period would have been approximately $262.4 million and $14.4 million, respectively. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.